FEE AND COMISSION INCOME	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
FEE AND COMISSION INCOME

28)	FEE AND COMISSION INCOME

	R$ thousands
	Year ended December 31
	2023	2022	2021
Fee and commission income
Credit card income	9,469,889	9,088,525	7,510,685
Current accounts	7,026,304	7,704,791	7,980,149
Collections	1,717,627	1,851,107	1,970,919
Guarantees	1,163,831	1,098,907	1,111,476
Asset management	1,485,465	1,256,998	1,340,761
Consortium management	2,289,698	2,250,563	2,202,959
Custody and brokerage services	1,234,554	1,320,982	1,293,899
Capital Markets/ Financial Advisory Services	1,222,074	1,032,534	1,213,016
Payments	430,208	440,319	440,155
Other	917,113	1,079,394	968,988
Total	26,956,763	27,124,120	26,033,007